Note 5 - Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5- PROPERTY AND EQUIPMENT

Components of property and equipment are as follows:

(Dollars in thousands)		December 31,
	Estimated Useful Lives	2014	2013

Land		$7,866	$7,866
Furniture and equipment	3-10 years	3,550	3,502
Buildings and improvements	5-40 years	15,740	15,731
Construction in process		80	63
		27,236	27,162
Less accumulated depreciation		(6,781)	(6,012)
		$20,455	$21,150

Construction in process related to one company owned property, and totaled $80,000 and $63,000 at December 31, 2014 and December 31, 2013, respectively. Depreciation expense for the years ended December 31, 2014 and 2013 was $842,000 and $853,000, respectively.

In 2013, the Company received sales proceeds totaling $28,000 on two fully depreciated property and equipment items, recognizing gains of the same amount.

The Company leases certain branch properties and equipment under operating leases. Two branch leases have current lease terms expiring in 2016 and 2023, one with two five-year renewal options remaining, and the other with one ten-year renewal option remaining. The Company has a lease agreement for eleven ATM machines, which expires December 2015 and requires monthly payments totaling $16,000, accounting for the majority of the Company’s annual lease expense obligations. The Company entered into a longer term lease agreement during 2011 for office space that expires in 2032 that is also being accounted for as an operating lease. Total lease expense paid for the leases discussed above and included in the statements of operations totaled $412,000 and $411,000 for the years ended December 31, 2014 and 2013, respectively.

Minimum future rental payments under non-cancelable operating leases having remaining terms in excess of one month, for each of the next five years in the aggregate are:

(Dollars in thousands)
2015	$401
2016	195
2017	179
2018	183
2019	185
Thereafter	220

Total	$1,363